Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Tian’an Technology Group Ltd. (the “Company”) is filing this Post-Effective Amendment No. 1 to its Registration Statement on Form F-1 (File No. 333-295694) solely to revise the disclosure regarding the manner in which the Selling Shareholder acquired the ordinary shares registered for resale pursuant to the Registration Statement. Specifically, this Post-Effective Amendment clarifies that the Selling Shareholder acquired such shares in connection with the founding of the Company, rather than pursuant to a private placement transaction. Except for the foregoing revisions and related conforming changes, this Post-Effective Amendment does not modify the securities registered for resale or the terms of the offering.
Entity Registrant Name	Tian’an Technology Group Ltd.
Entity Central Index Key	0001941189
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	10th Floor, Building 5
Entity Address, Address Line Two	No. 525 Yuanjiang Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(646)
Local Phone Number	861-7891
Contact Personnel Name	Mark E. Crone, Esq.